Risks - Reconciliation of cash flows from financing activities to the changes in financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities from financing activities
Proceeds from issuance of loans		€ 30,791	€ 21,539	[1]
Repayment	€ (34,067)	(16,018)	(6,520)	[1]
Loan liabilities
Liabilities from financing activities
As of 1 January	362,480	346,411
Proceeds from issuance of loans		30,791
Repayment	(34,067)	(16,018)
Cashflow from financing activities	(34,067)	14,773
Changes in fair value		160
Interest increase	1,438	1,136
As of 31 December	329,851	362,480	346,411
Lease obligations
Liabilities from financing activities
As of 1 January	150,437	145,554
Repayment	(19,046)	(19,770)
Cashflow from financing activities	(19,046)	(19,770)
Disposal of finance lease obligation	(232)	(58)
Foreign currency translation	(1,120)	6,691
Interest increase	4,068	3,728
Issue of finance lease obligation	42,716	14,292
As of 31 December	176,823	150,437	145,554
Loan notes
Liabilities from financing activities
As of 1 January	3	3
As of 31 December	€ 3	€ 3	€ 3

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”